Filed Pursuant to Rule 497(e)
1933 Act File No. 333-226989
1940 Act File No. 811-23373

NORTH SQUARE INVESTMENTS TRUST

On behalf of North Square Investments Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of prospectus dated May 17, 2019, as supplemented May 30, 2019, for the North Square Investments Trust, which was filed pursuant to Rule 497(e) on May 30, 2019. The purpose of this filing is to submit the 497(e) filing dated May 17, 2019, as supplemented May 30, 2019 in XBRL for the North Square Investments Trust.
The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE